Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total revenues		$ 5,868,771	$ 4,855,181	$ 32,328,119
Cost of revenues		4,679,085	21,558,986	16,915,795
Gross profit (loss)		1,189,686	(16,703,805)	15,412,324
Operating expenses:
Selling expenses		1,107,048	1,893,607	1,956,120
General and administrative expenses		30,455,530	29,041,432	40,712,314
Impairment of intangible assets			3,708,247	20,738,130
Impairment of goodwill			2,299,628
Total operating expenses		31,562,578	36,942,914	63,406,564
Gain on disposal of subsidiaries			(7,524)	(5,941)
Loss from operations		(30,372,892)	(53,639,195)	(47,988,299)
Other income (expenses):
Interest income		11,371,783	11,941,453	4,362,832
Other income		328,360	1,131,178	1,033,622
Gain (loss) from investment		382,896	356,996	(509,496)
Net gain (loss) on disposal of cryptocurrencies		(374,964)	744,803
Exchange gain (loss)		(2,169,880)	456,647	(2,161,264)
Government grants		52,191	62,600	81,911
Other expenses		(126,208)	(119,531)	(649,476)
Total other income		9,464,178	14,574,146	2,158,129
Loss before income taxes benefit		(20,908,714)	(39,065,049)	(45,830,170)
Income taxes benefit		(42,545)	(1,031,461)	(72,933)
Net loss		(20,866,169)	(38,033,588)	(45,757,237)
Less: net loss attributable to non-controlling interest		(615,118)	(1,261,445)	(1,868,995)
Net loss attributable to Ebang International Holdings Inc.		(20,251,051)	(36,772,143)	(43,888,242)
Comprehensive loss
Net loss		(20,866,169)	(38,033,588)	(45,757,237)
Other comprehensive loss:
Foreign currency translation adjustment		917,303	(2,278,915)	(5,338,217)
Total comprehensive loss		(19,948,866)	(40,312,503)	(51,095,454)
Less: comprehensive loss attributable to non-controlling interest		(710,883)	(1,377,803)	(2,379,686)
Comprehensive loss attributable to Ebang International Holdings Inc.		$ (19,237,983)	$ (38,934,700)	$ (48,715,768)
Net loss per ordinary share attributable to Ebang International Holdings Inc.
Basic (in Dollars per share)	[1]	$ (3.22)	$ (5.86)	$ (7.03)
Diluted (in Dollars per share)	[1]	$ (3.22)	$ (5.86)	$ (7.03)
Weighted average ordinary shares outstanding
Basic (in Shares)	[1]	6,280,616	6,275,118	6,247,333
Diluted (in Shares)	[1]	6,280,616	6,275,118	6,247,333
Product revenue
Total revenues		$ 1,179,404	$ 782,349	$ 29,537,224
Service revenue
Total revenues		$ 4,689,367	$ 4,072,832	$ 2,790,895

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.